Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	$ 30,608	$ 12,029
Short-term deposits	2,810	4,021
Total cash and cash equivalents	33,418	16,050	$ 26,519	$ 15,264
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	33,418	16,050	$ 26,519	$ 15,264
BRAZIL
Cash and cash equivalents [abstract]
Total cash and cash equivalents	2,645	1,592
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,645	1,592
UNITED KINGDOM
Cash and cash equivalents [abstract]
Total cash and cash equivalents	10,920	760
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,920	760
CHILE
Cash and cash equivalents [abstract]
Total cash and cash equivalents	6,047	5,948
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	6,047	5,948
URUGUAY
Cash and cash equivalents [abstract]
Total cash and cash equivalents	3,013	390
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,013	390
COLOMBIA
Cash and cash equivalents [abstract]
Total cash and cash equivalents	8,674	5,468
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	8,674	5,468
Other country [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	2,119	1,892
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,119	$ 1,892